UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES CORP.
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   13

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $   11,184,789
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-11143             ICAHN MANAGEMENT L.P.
----  --------------------  ----------------------------------------------------
03    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS CORP.
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------
11    028-13955             CABOOSE HOLDING LLC
----  --------------------  ----------------------------------------------------
12    028-13956             ARNOS SUB CORP.
----  --------------------  ----------------------------------------------------
13    028-12848             ICAHN CAPITAL LP
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ------ ---------- ------
AMERICAN RAILCAR INDS INC    COM             02916P103   271,179 11,564,145 SH       DEFINED    10              11,564,145
AMYLIN PHARMACEUTICALS INC   COM             32346108    192,143 14,381,925 SH       DEFINED    13              14,381,925
CLOROX CO DEL                COM             189054109   168,600  2,500,000 SH       DEFINED    1                2,500,000
CLOROX CO DEL                COM             189054109   674,400 10,000,000 SH       DEFINED    13              10,000,000
COMMERCIAL METALS CO         COM             201723103    13,932    970,839 SH       DEFINED    1                  970,839
COMMERCIAL METALS CO         COM             201723103    55,726  3,883,357 SH       DEFINED    13               3,883,357
DYNEGY INC DEL               COM             26817G300    22,336  3,608,441 SH       DEFINED    1                3,608,441
DYNEGY INC DEL               COM             26817G300    89,345 14,433,771 SH       DEFINED    13              14,433,771
ENZON PHARMACEUTICALS INC    COM             293904108    11,869  1,180,972 SH       DEFINED    1                1,180,972
ENZON PHARMACEUTICALS INC    COM             293904108    47,475  4,723,891 SH       DEFINED    13               4,723,891
FEDERAL MOGUL CORP           COM             313549404 1,717,773 75,241,924 SH       DEFINED    7               75,241,924
FOREST LABS INC              COM             345838106   156,540  3,979,168 SH       DEFINED    1                3,979,168
FOREST LABS INC              COM             345838106   626,162 15,916,673 SH       DEFINED    13              15,916,673
HAIN CELESTIAL GROUP INC     COM             405217100    47,575  1,426,112 SH       DEFINED    1                1,426,112
HAIN CELESTIAL GROUP INC     COM             405217100   190,300  5,704,451 SH       DEFINED    13               5,704,451
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   120,199  2,795,318 SH       DEFINED    9                2,795,318
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   120,045  2,791,740 SH       DEFINED    11               2,791,740
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101 1,275,100 29,653,499 SH       DEFINED    4               29,653,499
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   167,914  3,904,984 SH       DEFINED    5                3,904,984
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   660,800 15,367,440 SH       DEFINED    3               15,367,440
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   148,113  3,444,494 SH       DEFINED    2                3,444,494
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   516,469 12,010,910 SH       DEFINED    6               12,010,910
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   186,142  4,328,883 SH       DEFINED    8                4,328,883
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   113,904  2,648,933 SH       DEFINED    12               2,648,933
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101    98,559  2,292,061 SH       DEFINED                     2,292,061
LIONS GATE ENTMNT CORP       COM NEW         535919203    59,106  8,928,414 SH       DEFINED    1                8,928,414
LIONS GATE ENTMNT CORP       COM NEW         535919203   236,424 35,713,655 SH       DEFINED    13              35,713,655
LIONS GATE ENTMNT CORP       NOTE 2.938%10/1 535919AF1       230    230,800 PRN      DEFINED    1                  230,800
LIONS GATE ENTMNT CORP       NOTE 2.938%10/1 535919AF1       920    923,200 PRN      DEFINED    13                 923,200
LIONS GATE ENTMNT CORP       FRNT 3.625% 3/1 535919AG9        86     85,800 PRN      DEFINED    1                   85,800
LIONS GATE ENTMNT CORP       FRNT 3.625% 3/1 535919AG9       343    343,200 PRN      DEFINED    13                 343,200
MENTOR GRAPHICS CORP         COM             587200106    41,300  3,224,057 SH       DEFINED    1                3,224,057
MENTOR GRAPHICS CORP         COM             587200106   165,201 12,896,232 SH       DEFINED    13              12,896,232
MOTOROLA MOBILITY HLDGS INC  COM             620097105   147,693  6,701,141 SH       DEFINED    1                6,701,141
MOTOROLA MOBILITY HLDGS INC  COM             620097105   590,773 26,804,565 SH       DEFINED    13              26,804,565
MOTOROLA SOLUTIONS INC       COM NEW         620076307   352,595  7,658,446 SH       DEFINED    1                7,658,446
MOTOROLA SOLUTIONS INC       COM NEW         620076307 1,410,380 30,633,789 SH       DEFINED    13              30,633,789
MOTRICITY INC                COM             620107102     7,730  1,000,000 SH       DEFINED    1                1,000,000
MOTRICITY INC                COM             620107102    44,695  5,782,039 SH       DEFINED                     5,782,039
OSHKOSH CORP                 COM             688239201    14,466    499,877 SH       DEFINED    1                  499,877
OSHKOSH CORP                 COM             688239201    57,866  1,999,504 SH       DEFINED    13               1,999,504
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    22,326  1,461,124 SH       DEFINED    1                1,461,124
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    89,304  5,844,502 SH       DEFINED    13               5,844,502
VECTOR GROUP LTD             COM             92240M108   195,508 10,989,789 SH       DEFINED    1               10,989,789
VECTOR GROUP LTD             COM             92240M108    39,762  2,235,084 SH       DEFINED    9                2,235,084
VECTOR GROUP LTD             COM             92240M108    15,481    870,227 SH       DEFINED                       870,227


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